TRADE RECEIVABLES (Schedule of Allowance for Doubtful Accounts) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade and other current receivables [abstract]
Balance at beginning of year	₪ 190	₪ 169	₪ 166
Receivables written-off during the year as uncollectible	(49)	(61)	(61)
Charge or expense during the year	52	82	64
Balance at end of year	₪ 193	₪ 190	₪ 169